AMERICAN STOCK EXCHANGE®
Equities Options ETFs

07054759

Richard A. Mikaliunas
Senior Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1807
F 212 306 2066
richard.mikaliunas@amex.com

1- 11758

CERTAMX

RECD S.E.C.
MAY 2 5 2007
1086

May 25, 2007

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Office of Filings and Information Services
Filer Support #2
Room #2531
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
JUN 0 5 2007
THOMSON
FINANCIAL

Dear Mr. Johnson:

This is to certify that the American Stock Exchange, (the "Exchange") received from Morgan Stanley (the "Registrant") a copy of the Company's application on Form 8-A for the registration of the following security:

Global Medium-Term Notes, Series F, 9% SPARQS® due June 20, 2008 (Mandatorily Exchangeable for Common Stock of Lyondell Chemical Company)

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of this letter.

Sincerely,

Richard A. Mikaliunas
BAK

Richard A. Mikaliunas

END